UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 37,472,617	$ 5,267,817	¥ 27,854,224
Restricted cash	3,097,127	435,387	2,638,840
Time deposits and short-term investments	14,492,404	2,037,310	19,668,239
Trade receivable, net of allowance for credit losses of RMB467, and RMB149 as of December 31, 2021 and September 30, 2022, respectively	32,582	4,580	120,541
Inventories	5,515,781	775,396	1,617,890
Prepayments and other current assets, net of allowance for credit losses of RMB2,192, and RMB14,172 as of December 31, 2021 and September 30, 2022, respectively	1,459,680	205,199	480,680
Total current assets	62,070,191	8,725,689	52,380,414
Non-current assets:
Long-term investments	1,480,987	208,194	156,306
Property, plant and equipment, net	9,361,504	1,316,019	4,498,269
Operating lease right-of-use assets, net	3,277,542	460,750	2,061,492
Intangible assets, net	832,030	116,965	751,460
Deferred tax assets	11,493	1,616	19,896
Other non-current assets, net of allowance for credit losses of RMB3,757, and RMB7,468 as of December 31, 2021 and September 30, 2022, respectively	2,196,550	308,787	1,981,076
Total non-current assets	17,160,106	2,412,331	9,468,499
Total assets	79,230,297	11,138,020	61,848,913
Current liabilities:
Short-term borrowings	528,065	74,234	37,042
Trade and notes payable	15,520,221	2,181,798	9,376,050
Amounts due to related parties	7,307	1,027	37,455
Deferred revenue, current	522,613	73,468	305,092
Operating lease liabilities, current	707,068	99,398	473,245
Accruals and other current liabilities	4,615,396	648,823	1,879,368
Total current liabilities	21,900,670	3,078,748	12,108,252
Noncurrent liabilities:
Long-term borrowings	8,964,211	1,260,169	5,960,899
Deferred revenue, noncurrent	584,635	82,187	389,653
Operating lease liabilities, noncurrent	1,743,489	245,096	1,369,825
Deferred tax liabilities	84,264	11,846	153,723
Other noncurrent liabilities	1,805,869	253,865	802,259
Total noncurrent liabilities	13,182,468	1,853,163	8,676,359
Total liabilities	35,083,138	4,931,911	20,784,611
Commitments and contingencies
SHAREHOLDERS' EQUITY
Treasury Shares	(84)	(12)	(89)
Additional paid-in capital	53,166,644	7,474,048	49,390,486
Accumulated other comprehensive loss	(236,207)	(33,205)	(1,521,871)
Accumulated deficit	(9,074,788)	(1,275,714)	(6,805,635)
Total Li Auto Inc. shareholders' equity	43,856,988	6,165,317	41,064,302
Noncontrolling interests	290,171	40,792	0
Total shareholders' equity	44,147,159	6,206,109	41,064,302
Total liabilities and shareholders' equity	79,230,297	11,138,020	61,848,913
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1,188	167	1,176
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 235	$ 33	¥ 235